Refund liabilities - Narrative (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Refunds provision	€ 26,423	€ 26,141	€ 39,941
Current refunds provision	19,836	19,650
Additions, refund liability	4,023	4,013
Non-current refunds provision	6,587	6,491
Return provision and rebates
Disclosure of disaggregation of revenue from contracts with customers [line items]
Refunds provision	1,400	1,100
Pfizer Inc. | Lyme VLA15 | Amended collaboration and license agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current refunds provision	18,400	18,600
Additions, refund liability	2,100	2,600
GSK | Supply agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Refunds provision	6,600	6,500
Non-current refunds provision	€ 6,600	€ 6,500